financial instruments - Liquidity risk (Details) - CAD ($) $ in Millions	Aug. 01, 2018	Jun. 30, 2018	Dec. 31, 2017
Liquidity risk
Total		$ 24,393	$ 22,478
5.05% Notes, Series CG
Liquidity risk
Interest rate on borrowings	5.05%	5.05%
Debt or equity securities pursuant to a shelf prospectus expiring June, 2020
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus		$ 2,500
Debt or equity securities pursuant to a shelf prospectus expiring April, 2018
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus			1,200
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		2,480	2,420
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		115	103
Construction credit facilities commitment
Liquidity risk
Contractual maturities, non-derivative liabilities		54	67
Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities		21,845	19,762
Composite long-term debt
Liquidity risk
Total		21,762
2018
Liquidity risk
Total		3,468	4,360
2018 | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		1,992	2,232
2018 | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		102	103
2018 | Construction credit facilities commitment
Liquidity risk
Contractual maturities, non-derivative liabilities		54	67
2018 | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities		1,333	1,928
2019
Liquidity risk
Total		712	1,573
2019 | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		144	40
2019 | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		13
2019 | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities		564	1,531
2020
Liquidity risk
Total		1,775	1,501
2020 | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		214	19
2020 | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities		1,564	1,480
2021
Liquidity risk
Total		1,668	1,577
2021 | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		108	95
2021 | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities		1,563	1,480
2022
Liquidity risk
Total		2,107	1,933
2022 | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		18	18
2022 | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities		2,092	1,913
Thereafter
Liquidity risk
Total		14,663	11,534
Thereafter | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		4	16
Thereafter | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities		14,729	11,430
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(4,252)	(2,955)
Amounts to be exchanged, Pay		4,169	3,069
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total		21,762	19,876
Currency risk related to long-term debt | 2018 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(45)	(1,188)
Amounts to be exchanged, Pay		44	1,206
Currency risk related to long-term debt | 2019 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(92)	(44)
Amounts to be exchanged, Pay		89	46
Currency risk related to long-term debt | 2020 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(92)	(44)
Amounts to be exchanged, Pay		89	46
Currency risk related to long-term debt | 2021 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(92)	(44)
Amounts to be exchanged, Pay		89	46
Currency risk related to long-term debt | 2022 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(92)	(44)
Amounts to be exchanged, Pay		89	46
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(3,839)	(1,591)
Amounts to be exchanged, Pay		3,769	1,679
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(525)	(545)
Amounts to be exchanged, Pay		507	557
Currency risk related to foreign currency transactions | 2018 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(313)	(545)
Amounts to be exchanged, Pay		301	$ 557
Currency risk related to foreign currency transactions | 2019 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(212)
Amounts to be exchanged, Pay		$ 206